Schedule H, Line 4(i) - Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Granite Construction Profit Sharing and 401(k) Plan
EIN 77-0239383, Plan 001
Schedule H, Line 4(i) - Schedule of Assets (Held At End of Year)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issuer, borrower, lessor or similar party	Description of investments	Cost(1)	Current Value
*	T ROWE Price RET BLEND 2025 C	Common/Collective Trust		$63,919,179
*	T ROWE Price RET BLEND 2035 C	Common/Collective Trust		99,424,055
*	T ROWE Price RET BLEND 2030 C	Common/Collective Trust		79,903,930
*	T ROWE Price RET BLEND 2040 C	Common/Collective Trust		95,671,367
*	TRP STABLE VALUE FUND - N	Common/Collective Trust		34,624,613
*	T ROWE Price RET BLEND 2045 C	Common/Collective Trust		108,237,604
*	T ROWE Price RET BLEND 2020 C	Common/Collective Trust		20,738,880
*	T ROWE Price RET BLEND 2050 C	Common/Collective Trust		74,801,941
	VANGUARD INST INDEX	Mutual Fund		59,464,095
*	GRANITE CONSTRUCTION INC ESOP	Common Stock		46,254,242
*	T ROWE Price RET BLEND 2055 C	Common/Collective Trust		40,577,999
	DODGE & COX INCOME I	Mutual Fund		12,529,522
*	T ROWE Price RET BLEND 2015 C	Common/Collective Trust		6,485,542
	JP MORGAN MID CAP VALUE L	Mutual Fund		10,388,286
	VANGUARD TTL BND MRK INDX INST	Mutual Fund		8,652,548
*	GRANITE CONSTRUCTION INC STOCK	Common Stock		18,693,229
*	T ROWE Price RET BLEND 2060 C	Common/Collective Trust		27,109,064
*	T ROWE PRICE RET BLEND 2065 C	Common/Collective Trust		12,286,459
	AMERICAN FUNDS EUROPAC GRW R6	Mutual Fund		7,417,303
	VANGUARD TTL INTL STK IDX INST	Mutual Fund		14,230,059
	VANGUARD EQUITY INCOME ADM	Mutual Fund		15,438,125
	FIDELITY INFL PROT BD IND	Mutual Fund		4,473,993
	NORTHERN SMALL CAP VALUE FUND	Mutual Fund		5,198,207
*	T ROWE Price RET BLEND 2010 C	Common/Collective Trust		4,137,390
*	JP MORGAN LARGE CAP GROWTH R6	Mutual Fund		53,099,435
	VANGUARD EXTENDED MKT INDEX	Mutual Fund		10,375,705
*	T ROWE Price RET BLEND 2005 C	Common/Collective Trust		1,514,947
	VANGUARD FED MONEY MARKET FUND	Mutual Fund		15,223,520
	VANGUARD EXPLORER, ADM	Mutual Fund		1,496,429
	Total Investments at Fair Market Value			952,367,668
*	Participant Loans	4.25% - 9.5% maturing through December 2039		6,834,028
	Total Investments			$959,201,696

	* Known party-in-interest (exempt transactions)
	(1) Cost information has been omitted with respect to participant directed investments